Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Schedule of Income and Share Data Used in Basic and Diluted EPS Calculation

The following table reflects the income and share data used in the basic and diluted EPS calculation:

	At December 31,	At December 31,	At December 31,
	2023	2022	2021

Profit attributable to ordinary equity holders of the parent (in EUR thousand)	145,631	142,849	134,321

Weighted average number of ordinary shares for basic EPS	264,951,368	264,699,481	252,670,872
Effects of dilution from share-based incentive plans	20,899	—	19,449
Effects of dilution from remuneration in shares	5,281	1,581	—
Weighted average number of ordinary shares adjusted for the effect of dilution	264,977,547	264,701,062	252,690,321

	2023	2022	2021
Basic earnings per common share (in EUR)	0.55	0.54	0.53
Diluted earnings per common share (in EUR)	0.55	0.54	0.53